Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Goodwill

Goodwill at December 31, 2016 and 2015, and the changes in the balance for the years then ended are as follows:

	2016	2015
Balance, beginning of year	$482,905	482,905
Increase in goodwill due to acquisition (1)	4,929	—

Balance, end of year	$487,834	482,905

Schedule of Intangible Assets

Intangible assets at December 31, 2016 and 2015, and the changes in the balance for the years then ended are as follows:

	2016	2015
Balance, beginning of year	$—	2,050
Increase in intangibles due to acquisition (1)	2,872	—
Amortization	(376)	—
Transfer to held-for-sale	—	(2,050)

Balance, end of year	$2,496	—

(1)	The increase in goodwill and intangible assets relates to the acquisition of a Field Marketing Office (FMO). See note 19 for further details regarding the acquisition.

Schedule of Finite-Lived Intangible Assets Future Amortization Expense	The net amortization of the intangible assets in each of the next five years is as follows:

2017	$410
2018	410
2019	410
2020	410
2021	410
2022 and beyond	446